Depreciation and Amortization	12 Months Ended
Sep. 30, 2024
Disclosure of attribution of expenses by nature to their function [abstract]
Depreciation and Amortization [Text Block]

20.  Depreciation and Amortization

The following table presents total depreciation and amortization expense of property and equipment, intangible assets, and right-of-use assets by function:

	2024	2023	2022
General and administrative	$1,242,748	$833,029	$123,960
Selling and marketing	13,655	77,804	129,265
Research and development	21,508	41,675	73,266
Total depreciation and amortization	$1,277,911	$952,508	$326,491